Transactions with related parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Transactions with related parties are described in Note 27 to the annual financial statements in SEK’s 2025 Annual Report on Form
20-F. No material changes have taken place in relation to
transactions with related parties compared to the description in
SEK’s 2025 Annual Report on Form 20-F.